BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET COMPONENTS
6. BALANCE SHEET COMPONENTS
Prepaid expenses and other current assets as of December 31, 2023 and 2022 consist of the following (in thousands):

	December 31,
	2023	2022
Prepaid power	$7,325	$4,430
Prepaid insurance	5,506	7,321
Prepaid expenses	2,032	10,440
Prepaid construction	—	6,102
Digital assets and receivables	6,158	3,285
Other	3,001	303
Total prepaid expenses and other current assets	$24,022	$31,881
Prepaid expenses includes prepayments related to subscriptions, rent, and other operating expenses. Other includes prepayments of equipment and taxes, as well as security deposits associated with utilities and leases.
Accrued expenses and other current liabilities as of December 31, 2023 and 2022, consist of the following (in thousands):

	December 31,
	2023	2022
Accrued interest(1)	$94,311	$—
Accrued liabilities	38,288	—
Accrued expenses and other	20,283	11,590
Accrued inventory purchases	16,285	—
Accrued taxes	3,694	4,720
Other current liabilities	6,775	1,642
Total accrued expenses and other current liabilities	$179,636	$17,952
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(1)As a result of the Company's Chapter 11 Cases, the Company has not made any payments related to accrued interest for any debt obligations that are subject to compromise.
Accrued liabilities includes expenses related to settlements, audit fees, and security services. Accrued expenses and other includes expenses related to advisor and legal fees, payroll and benefits, and other operating costs. Other current liabilities primarily represents energy costs and other current liabilities.